Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional amount	$ 98,550		$ 98,550		$ 98,550
Effective portion of changes in fair value of cash flow hedges	8,985	$ (219)	(11,782)	$ (916)
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense	240	147	455	309
Hedging gain/(loss) recognized in other comprehensive income due to retranslation of bonds	(7,344)	$ (1,153)	9,098	$ (1,857)
Gaslog with counterparty DNB, traded in November 2019
Cross currency swap agreements
Notional amount	32,850		$ 32,850		32,850
Trade date			Nov 2019
Effective date			Nov 2019
Termination date			Nov 2024
Gaslog with counterparty SEB, traded in November 2019
Cross currency swap agreements
Notional amount	32,850		$ 32,850		32,850
Trade date			Nov 2019
Effective date			Nov 2019
Termination date			Nov 2024
Gaslog with counterparty Nordea, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850		$ 32,850		$ 32,850
Trade date			Nov 2019
Effective date			Nov 2019
Termination date			Nov 2024